Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current Assets
Cash and cash equivalents	$ 425,172	$ 536,160
Financial assets at fair value through profit or loss	129,319	102,677
Trade and other receivables	496,713	363,374
Derivative financial instruments	2,874	2,040
Other assets	18,805	11,782
Total Current Assets	1,072,883	1,016,033
Non-Current Assets
Financial assets at fair value through profit or loss		1,710
Trade and other receivables	18,044
Deferred tax assets	5,367	2,217
Property, plant and equipment	3,377	2,917
Right-of-use assets	3,645	3,689
Intangible assets	63,318	57,887
Other assets	4,695
Total Non-Current Assets	98,446	68,420
TOTAL ASSETS	1,171,329	1,084,453
Current Liabilities
Trade and other payables	597,787	602,493
Lease liabilities	1,137	626
Tax liabilities	21,515	20,800
Derivative financial instruments	6,227	948
Provisions	500	362
Financial liabilities	50,455
Total Current Liabilities	677,621	625,229
Non-Current Liabilities
Deferred tax liabilities	1,858	753
Lease liabilities	2,863	3,331
Total Non-Current Liabilities	4,721	4,084
TOTAL LIABILITIES	682,342	629,313
EQUITY
Share Capital	570	591
Share Premium	186,769	173,001
Treasury Shares	(200,980)	(99,936)
Capital Reserve	33,438	21,575
Other reserves	(20,934)	(9,808)
Retained earnings	490,024	369,608
Total Equity Attributable to owners of the Group	488,887	455,031
Non-controlling interest	100	109
TOTAL EQUITY	488,987	455,140
TOTAL EQUITY AND LIABILITIES	$ 1,171,329	$ 1,084,453